BALANCE SHEETS (Parenthetical) - $ / shares	Oct. 31, 2023	Oct. 31, 2022
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		15,000,000
Common Stock, Par or Stated Value Per Share		$ 0.001
Common Stock, Shares Authorized		985,000,000
Common Stock, Shares, Outstanding	419,341,584	105,265,299
Series A Preferred Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.001
Preferred Stock, Shares Authorized		10,000,000
Preferred Stock, Shares Outstanding	10,000,000	5,000,000